Revenues and other income (Tables)	6 Months Ended
Jun. 30, 2019
Revenues and other income
Schedule of revenues

	Six months ended June 30,
	2019	2018
	(Euro, in thousands)
Recognition of non-refundable upfront payments and license fees	€42,113	€52,753
Gilead collaboration agreement for filgotinib	41,069	49,331
AbbVie collaboration agreement for CF	1,044	3,422
Milestone payments	33,383	28,567
Gilead collaboration agreement for filgotinib	10,034	16,023
AbbVie collaboration agreement for CF	23,349	12,544
Reimbursement income	11,344	558
Novartis collaboration agreement for MOR106	10,595	—
AbbVie collaboration agreement for CF	749	558
Other revenues	4,944	5,705
Fee-for-services revenues	4,878	5,641
Other	66	64
Total revenues	€91,785	€87,583